Segment And Geographic Information	12 Months Ended
Dec. 31, 2011
Segment And Geographic Information [Abstract]
Segment And Geographic Information

17. Segment and geographic information

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of operations data by two segments, online business and offline business, when making decisions about allocating resources and assessing performance of the Group. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments.

The Group's chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not feasible to show profit or loss by reportable segments. Also, the Group's chief operating decision maker does not assign assets to these segments and no asset information by segment is provided to the chief operating decision maker.

The Group has two reportable segments: online business and offline business. The online business segment is responsible for developing and operating online virtual worlds and operating certain licensed online services. The offline business segment is responsible for licensing the Group's proprietary cartoon figures to merchandisers and book publishers as well as producing films and animation series featuring the Group's cartoon figures.

Year ended December 31, 2009	Online Business	Offline Business	Total
Revenue	$7,491,593	$208,447	$7,700,040
Less: sales tax and related taxes	615,029	19,194	634,223

Net revenue	6,876,564	189,253	7,065,817
Less: cost of services	1,912,507	90,025	2,002,532

Gross profit	$4,964,057	$99,228	$5,063,285

Year ended December 31, 2010	Online Business	Offline Business	Total
Revenue	$36,496,631	$2,412,539	$38,909,170
Less: sales tax and related taxes	2,813,782	122,494	2,936,276

Net revenue	33,682,849	2,290,045	35,972,894
Less: cost of services	5,165,602	685,583	5,851,185

Gross profit	$28,517,247	$1,604,462	$30,121,709

Year ended December 31, 2011	Online Business	Offline Business	Total
Revenue	$43,115,126	$5,296,444	$48,411,570
Less: sales tax and related taxes	2,784,348	230,181	3,014,529

Net revenue	40,330,778	5,066,263	45,397,041
Less: cost of services	6,035,323	1,652,235	7,687,558

Gross profit	$34,295,455	$3,414,028	$37,709,483

The Group generates substantially all of its revenues from customers in the PRC. Substantially all of the Group's long-lived assets are located in the PRC.